UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05502

                                             Comstock Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  April 30

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Comstock Capital Value Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 4.5%
	Exchange Traded Funds — 4.5%
60,000	PowerShares DB US Dollar Index Bullish Fund†	$1,525,800

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 93.7%
$31,670,000	U.S. Treasury Bills, 0.010% to 0.130%††, 08/06/15 to 12/31/15(a)	31,666,617

Number of Contracts	Expiration Date/ Exercise Price
	INDEX CALL OPTIONS PURCHASED (b)† — 0.3%
300	Chicago Board Options Exchange Volatility Index Oct. 15/14	85,500

	INDEX PUT OPTIONS PURCHASED (b)† — 1.5%
90	S&P 500 Index Mar. 16/1950	499,500

	TOTAL INVESTMENTS — 100.0%
	(Cost $33,878,627)	$33,777,417

	Aggregate tax cost	$33,878,632

	Gross unrealized appreciation	$398,794
	Gross unrealized depreciation	(500,009)

	Net unrealized appreciation/depreciation	$(101,215)

Shares		Market Value
	SECURITIES SOLD SHORT — (37.4)%
	Agriculture — (1.3)%
16,000	Potash Corp of Saskatchewan Inc.	$434,880

	Broadcasting — (1.2)%
7,300	CBS Corp., Cl. B	390,331

	Cable and Satellite — (1.1)%
8,000	EchoStar Corp., Cl. A	371,360

	Computer Software and Services — (9.3)%
5,800	Cerner Corp.	415,976
9,000	Envestnet Inc.	407,610
4,300	NetSuite Inc.	425,012
6,200	salesforce.com Inc.	454,460
15,000	Veeva Systems Inc., Cl. A	403,800
5,000	Workday Inc., Cl. A	421,650
10,000	Zayo Group Holdings Inc.	267,000

Shares		Market Value
4,400	Zillow Group Inc., Cl. A	$358,600

		3,154,108

	Consumer Products — (0.8)%
4,000	Fossil Group Inc.	275,000

	Consumer Services — (1.3)%
14,800	HomeAway Inc.	444,592

	Diversified Industrial — (1.3)%
13,000	Timken Co.	433,940

	Electronics — (1.0)%
6,800	Emerson Electric Co.	351,900

	Energy and Utilities — (2.3)%
5,000	Duke Energy Corp.	371,100
13,000	PPL Corp.	413,530

		784,630

	Exchange Traded Funds — (1.7)%
2,300	Direxion Daily Small Cap Bull 3X Shares	197,386
20,000	iShares S&P GSCI Commodity Indexed Trust	362,400

		559,786

	Financial Services — (4.1)%
10,000	BancorpSouth Inc.	252,700
8,200	Franklin Resources Inc.	373,510
7,600	The Bank of Nova Scotia	373,236
9,200	The Toronto-Dominion Bank	371,772

		1,371,218

	Health Care — (1.4)%
14,000	Zeltiq Aesthetics Inc.	480,900

	Machinery — (1.6)%
6,700	FMC Technologies Inc.	219,492
12,500	Joy Global Inc.	330,125

		549,617

	Metals and Mining — (3.6)%
8,700	BHP Billiton Ltd., ADR	333,819
26,000	Freeport-McMoRan Inc.	305,500
20,000	Southern Copper Corp.	557,200

		1,196,519

	Retail — (1.3)%
9,000	GNC Holdings Inc., Cl. A	442,890

	Semiconductors — (1.1)%
7,000	KLA-Tencor Corp.	371,350

	Specialty Chemicals — (2.0)%
9,300	Cabot Corp.	327,174

See accompanying notes to schedule of investments.

Comstock Capital Value Fund

Schedule of Investments (Continued) — July 31, 2015 (Unaudited)

Shares			Market Value
	SECURITIES SOLD SHORT (Continued)
	Specialty Chemicals (Continued)
6,500	EI du Pont de Nemours & Co		$362,440

			689,614

	Transportation — (1.0)%
4,000	Norfolk Southern Corp		337,320

	TOTAL SECURITIES SOLD SHORT
	(Proceeds received $13,546,974)		$12,639,955

	Aggregate proceeds		$(13,546,974)

	Gross unrealized appreciation		$907,019
	Gross unrealized depreciation		—

	Net unrealized appreciation/depreciation		$907,019

Number of Contracts		Expiration Date	Unrealized Appreciation/ Depreciation
	FUTURES CONTRACTS—SHORT POSITION (c) — (0.6)%
39	Nasdaq 100 Index Futures (E-Mini)	09/18/15	$(127,779)
28	Russell 2000 Index Futures (Mini)	09/18/15	31,269
91	S&P 500 Index Futures (E-Mini)	09/18/15	(120,040)

	TOTAL INDEX FUTURES CONTRACTS — SHORT POSITION		$(216,550)

(a)	At July 31, 2015, $24,900,000 of the principal amount was pledged as collateral for securities sold short and futures contracts.
(b)	At July 31, 2015, all of the options purchased were held at Pershing LLC.
(c)	At July 31, 2015, all of the futures contracts sold were held at UBS Securities LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

Comstock Capital Value Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Comstock Capital Value Fund

Notes to Schedule of Investments (Unaudited) (Continued)

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 7/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Exchange Traded Funds	$1,525,800	—	$ 1,525,800
U.S. Government Obligations	—	$31,666,617	31,666,617
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,525,800	$31,666,617	$ 33,192,417
LIABILITIES (Market Value):
Securities Sold Short (a)*	$(12,639,955)	—	$(12,639,955)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(12,639,955)	—	$(12,639,955)
OTHER FINANCIAL INSTRUMENTS:**
ASSETS (Market Value):
EQUITY CONTRACTS:
Index Call and Put Options Purchased	$585,000	—	$ 585,000
LIABILITIES (Net Unrealized Depreciation):
EQUITY CONTRACTS:
Index Futures Contracts - Short Positions (b)	(216,550)	—	(216,550)
TOTAL OTHER FINANCIAL INSTRUMENTS	$368,450	—	$ 368,450

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents net unrealized depreciation of futures contracts as reported in the SOI.
*	All Securities Sold Short positions are common stock.
**	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended July 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at July 31, 2015 or April 30, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Comstock Capital Value Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments.

The Fund’s derivative contracts held at July 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying

Comstock Capital Value Fund

Notes to Schedule of Investments (Unaudited) (Continued)

security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the- money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Put options purchased which were held at July 31, 2015 are reflected within the Schedule of Investments.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts that were held at July 31, 2015 are reflected within the Schedule of Investments.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at July 31, 2015 are reflected within the Schedule of Investments.

Comstock Capital Value Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At April 30, 2015, the Fund had $154,565,868 in net capital loss carryforwards for federal income tax purposes, which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses incurred after December 22, 2010 forward for an unlimited period as either short term or long term capital losses. In addition, these losses must be utilized prior to the losses incurred prior to that date, which are treated as short term capital losses. As a result, capital loss carryforwards incurred prior to December 22, 2010 may have an increased likelihood of expiring unused.

Capital loss carryforward available through 2016	$4,484,299
Capital loss carryforward available through 2018	12,025,747
Capital loss carryforward available through 2019	37,242,276
Short term capital loss carryforward with no expiration	55,413,358
Long term capital loss carryforward with no expiration	45,400,188

Total capital loss carryforwards	$154,565,868

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Comstock Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/17/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/17/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/17/2015

*	Print the name and title of each signing officer under his or her signature.